NORTH COUNTRY LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.7%
	ASSET MANAGEMENT - 1.6%
2,200	BlackRock, Inc.	$ 1,983,982

	AUTOMOTIVE - 0.7%
4,200	Tesla, Inc.(a)	899,262

	BANKING - 4.2%
55,500	Bank of America Corporation	2,261,625
12,500	JPMorgan Chase & Company	2,810,000
		5,071,625
	BEVERAGES - 1.0%
7,000	PepsiCo, Inc.	1,210,160

	BIOTECH & PHARMA - 6.2%
4,700	Amgen, Inc.	1,569,001
3,400	Eli Lilly & Company	3,264,068
9,500	Johnson & Johnson	1,575,670
2,200	Vertex Pharmaceuticals, Inc.(a)	1,090,958
		7,499,697
	CHEMICALS - 1.8%
2,700	Air Products and Chemicals, Inc.	752,895
1,500	Ecolab, Inc.	379,770
2,000	LyondellBasell Industries N.V., Class A	197,400
2,150	Sherwin-Williams Company (The)	794,146
		2,124,211
	COMMERCIAL SUPPORT SERVICES - 1.4%
8,000	Waste Management, Inc.	1,696,320

	CONSTRUCTION MATERIALS - 0.2%
1,100	Vulcan Materials Company	269,731

	DATA CENTER REIT - 1.6%
12,300	Digital Realty Trust, Inc.	1,864,803

NORTH COUNTRY LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	DIVERSIFIED INDUSTRIALS - 1.5%
9,000	Honeywell International, Inc.	$ 1,871,190

	E-COMMERCE DISCRETIONARY - 4.2%
28,000	Amazon.com, Inc.(a)	4,998,000

	ELECTRIC UTILITIES - 1.0%
5,500	NextEra Energy, Inc.	442,805
9,150	Southern Company (The)	790,560
		1,233,365
	ELECTRICAL EQUIPMENT - 1.5%
26,000	Amphenol Corporation, Class A	1,753,700

	ENTERTAINMENT CONTENT - 0.5%
6,300	Walt Disney Company (The)	569,394

	FOOD - 0.4%
2,600	Hershey Company (The)	501,956

	GAS & WATER UTILITIES - 0.4%
3,000	American Water Works Company, Inc.	429,360

	HEALTH CARE FACILITIES & SERVICES - 1.6%
3,200	UnitedHealth Group, Inc.	1,888,640

	HOME CONSTRUCTION - 2.3%
3,300	Lennar Corporation, Class A	600,798
27,500	Masco Corporation	2,187,900
		2,788,698
	HOUSEHOLD PRODUCTS - 1.7%
12,125	Procter & Gamble Company (The)	2,079,923

	INFRASTRUCTURE REIT - 0.4%
2,350	American Tower Corporation	526,541

NORTH COUNTRY LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 3.6%
2,600	Goldman Sachs Group, Inc. (The)	$ 1,326,650
11,350	Intercontinental Exchange, Inc.	1,833,593
11,300	Morgan Stanley	1,170,793
		4,331,036
	INSURANCE - 2.0%
5,100	Berkshire Hathaway, Inc., Class B(a)	2,427,192

	INTERNET MEDIA & SERVICES - 7.4%
30,500	Alphabet, Inc., Class A	4,983,090
5,500	Meta Platforms, Inc., Class A	2,867,205
1,700	Netflix, Inc.(a)	1,192,295
		9,042,590
	LEISURE FACILITIES & SERVICES - 0.6%
2,600	McDonald's Corporation	750,516

	MACHINERY - 2.9%
6,300	Caterpillar, Inc.	2,243,430
14,300	Ingersoll Rand, Inc.	1,307,735
		3,551,165
	MEDICAL EQUIPMENT & DEVICES - 4.9%
13,000	Abbott Laboratories	1,472,510
3,800	Danaher Corporation	1,023,378
4,300	Stryker Corporation	1,549,806
3,100	Thermo Fisher Scientific, Inc.	1,906,717
		5,952,411
	OIL & GAS PRODUCERS - 2.9%
6,600	Chevron Corporation	976,470
8,200	Exxon Mobil Corporation	967,108
34,400	Williams Companies, Inc. (The)	1,574,488
		3,518,066
	RETAIL - CONSUMER STAPLES - 2.9%
1,400	Costco Wholesale Corporation	1,249,332
28,200	Walmart, Inc.	2,177,886
		3,427,218

NORTH COUNTRY LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	RETAIL - DISCRETIONARY - 3.4%
7,800	Home Depot, Inc. (The)	$ 2,874,300
10,600	TJX Companies, Inc. (The)	1,243,062
		4,117,362
	SELF-STORAGE REIT - 0.5%
1,900	Public Storage	653,068

	SEMICONDUCTORS - 9.4%
20,000	Marvell Technology, Inc.	1,524,800
77,000	NVIDIA Corporation	9,191,490
5,000	Teradyne, Inc.	683,650
		11,399,940
	SOFTWARE - 13.4%
4,400	Adobe, Inc.(a)	2,527,404
21,500	Microsoft Corporation	8,968,509
11,000	Oracle Corporation	1,554,190
1,600	Palo Alto Networks, Inc.(a)	580,352
9,900	Salesforce, Inc.	2,503,710
		16,134,165
	SPECIALTY FINANCE - 0.8%
6,800	Capital One Financial Corporation	999,124

	TECHNOLOGY HARDWARE - 8.0%
42,000	Apple, Inc.	9,618,000

	TECHNOLOGY SERVICES - 1.3%
5,700	Visa, Inc., Class A	1,575,309

	WHOLESALE - CONSUMER STAPLES - 0.5%
7,500	Sysco Corporation	584,775

	TOTAL COMMON STOCKS (Cost $35,738,739)	119,342,495

NORTH COUNTRY LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
SHORT-TERM INVESTMENTS — 1.3%
MONEY MARKET FUNDS - 1.3%
1,529,426	BlackRock Liquidity Funds Treasury Trust Fund Portfolio Institutional Class, Institutional Class, 5.16% (Cost $1,529,426)(b)	$ 1,529,426

	TOTAL INVESTMENTS - 100.0% (Cost $37,268,165)	$ 120,871,921
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.0%	59,343
	NET ASSETS - 100.0%	$ 120,931,264

ETF	- Exchange-Traded Fund
N.V.	- Naamioze Vennootschap
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day effective yield as of August 31, 2024.